ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) Y D	Dec. 31, 2014 CNY
Organization, Principal Activities And Management's Plans 1	$ 1,800,000
Organization, Principal Activities And Management's Plans 2	30	30
Organization, Principal Activities And Management's Plans 3	24.00%	24.00%
Organization, Principal Activities And Management's Plans 4		60,000,000
Organization, Principal Activities And Management's Plans 5	8,720,000
Organization, Principal Activities And Management's Plans 6	95.00%	95.00%
Organization, Principal Activities And Management's Plans 7	30	30
Organization, Principal Activities And Management's Plans 8	30	30
Organization, Principal Activities And Management's Plans 9	90	90
Organization, Principal Activities And Management's Plans 10	1,800,000
Organization, Principal Activities And Management's Plans 11		40,700,000
Organization, Principal Activities And Management's Plans 12	6,200,000
Organization, Principal Activities And Management's Plans 13		42,500,000
Organization, Principal Activities And Management's Plans 14	6,500,000
Organization, Principal Activities And Management's Plans 15		1,790,000
Organization, Principal Activities And Management's Plans 16	280,000
Organization, Principal Activities And Management's Plans 17	81.65%	81.65%
Organization, Principal Activities And Management's Plans 18	78.21%	78.21%
Organization, Principal Activities And Management's Plans 19	120,000
Organization, Principal Activities And Management's Plans 20	100.00%	100.00%
Organization, Principal Activities And Management's Plans 21		53,980,000
Organization, Principal Activities And Management's Plans 22	8,570,000
Organization, Principal Activities And Management's Plans 23		2,340,000
Organization, Principal Activities And Management's Plans 24	380,000
Organization, Principal Activities And Management's Plans 25	78.21%	78.21%
Organization, Principal Activities And Management's Plans 26	83.72%	83.72%
Organization, Principal Activities And Management's Plans 27	210,000
Organization, Principal Activities And Management's Plans 28		7,000,000
Organization, Principal Activities And Management's Plans 29	1,130,000
Organization, Principal Activities And Management's Plans 30		21,500,000
Organization, Principal Activities And Management's Plans 31	3,530,000
Organization, Principal Activities And Management's Plans 32		2,000,000
Organization, Principal Activities And Management's Plans 33	320,000
Organization, Principal Activities And Management's Plans 34	47.46%	47.46%
Organization, Principal Activities And Management's Plans 35	49.63%	49.63%
Organization, Principal Activities And Management's Plans 36	52.54%	52.54%
Organization, Principal Activities And Management's Plans 37	50.37%	50.37%
Organization, Principal Activities And Management's Plans 38	200,000
Organization, Principal Activities And Management's Plans 39	100.00%	100.00%
Organization, Principal Activities And Management's Plans 40		53,980,000
Organization, Principal Activities And Management's Plans 41	8,840,000
Organization, Principal Activities And Management's Plans 42	100.00%	100.00%
Organization, Principal Activities And Management's Plans 43		50,000,000
Organization, Principal Activities And Management's Plans 44	8,190,000
Organization, Principal Activities And Management's Plans 45	318,794	318,794
Organization, Principal Activities And Management's Plans 46	$ 4.00
Organization, Principal Activities And Management's Plans 47	50.37%	50.37%
Organization, Principal Activities And Management's Plans 48	54.89%	54.89%
Organization, Principal Activities And Management's Plans 49	4,500
Organization, Principal Activities And Management's Plans 50	61,698
Organization, Principal Activities And Management's Plans 51	120,709	120,709
Organization, Principal Activities And Management's Plans 52	$ 4.00
Organization, Principal Activities And Management's Plans 53	83.72%	83.72%
Organization, Principal Activities And Management's Plans 54	99.99%	99.99%
Organization, Principal Activities And Management's Plans 55	34,000
Organization, Principal Activities And Management's Plans 56	649,967
Organization, Principal Activities And Management's Plans 57	12,700,000
Organization, Principal Activities And Management's Plans 58	11,380,000
Organization, Principal Activities And Management's Plans 59	55,300,000
Organization, Principal Activities And Management's Plans 60	53,700,000
Organization, Principal Activities And Management's Plans 61	62,700,000
Organization, Principal Activities And Management's Plans 62		375,000,000
Organization, Principal Activities And Management's Plans 63	61,100,000
Organization, Principal Activities And Management's Plans 64	27,900,000
Organization, Principal Activities And Management's Plans 65	32,300,000
Organization, Principal Activities And Management's Plans 66	53.00%	53.00%
Organization, Principal Activities And Management's Plans 67	$ 13,700,000